Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue
Schedule of Deferred revenue Recognition

	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
ASC 606 revenue:
Management and technical support	36,948	64,599	53,341	7,734
Medical solution	26,105	217,375	179,135	25,972
Medical service	76,997	101,854	131,936	19,129
Medicine income	30,055	59,321	85,707	12,426
ASC 606 revenue	170,105	443,149	450,119	65,261
ASC 842 revenue:
Operating lease income*	45,847	35,913	18,226	2,643
Sales-type lease income*	4,130	5,210	3,326	482
Direct financing lease income*	2,929	1,361	414	60
ASC 842 revenue	52,906	42,484	21,966	3,185
Total revenue	223,011	485,633	472,085	68,446

*     Operating lease income, sales-type lease income and direct financing lease income were recognized under ASC 842, Leases.